Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 779,809	$ 801,359
Gross Unrealized Gains	640	456
Gross Unrealized Losses	67	133
Fair Value	780,382	801,682
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	449,288	470,286
Fair Value	449,288	470,286
U.S. Government Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	105,377	117,235
Gross Unrealized Gains	151	217
Gross Unrealized Losses	15
Fair Value	105,513	117,452
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	95,852	101,613
Gross Unrealized Gains	339	123
Gross Unrealized Losses	37	133
Fair Value	96,154	101,603
U.S. Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	48,339	45,105
Gross Unrealized Gains	69	76
Gross Unrealized Losses	15
Fair Value	48,393	45,181
Asset Backed Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	30,121	29,195
Gross Unrealized Gains	73	20
Fair Value	30,194	29,215
Commercial Paper and Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	42,498	27,502
Fair Value	42,498	27,502
Supranational and Sovereign Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	8,334	10,423
Gross Unrealized Gains	8	20
Fair Value	$ 8,342	$ 10,443